Financial Instruments - Schedule of Fair Values of the Other Financial Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying amount [Member]
Non-current liabilities:
Carrying amount, Debentures	€ 249,177	€ 191,529
Carrying amount, Loans from banks and others (including current maturities)	351,746	303,496
Carrying amount, Total	€ 600,923	€ 495,025
Valuation Techniques for Determining Fair Value [Member]
Non-current liabilities:
Valuation techniques for determining fair value, Loans from banks and others (including current maturities)	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs Used to Determine Fair Value [Member]
Non-current liabilities:
Inputs used to determine fair value, Loans from banks and others (including current maturities)	See Note 21F(2)	See Note 21F(2)
Level 1 [Member]
Non-current liabilities:
Carrying amount, Debentures	€ 252,523	€ 189,090
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total	252,523	189,090
Level 2 [Member]
Non-current liabilities:
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)	308,989	246,554
Carrying amount, Total	308,989	246,554
Level 3 [Member]
Non-current liabilities:
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total